Earnings Per Limited Partner Unit	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Limited Partner Unit

Note 8 - Earnings Per Limited Partner Unit

Our net income (loss) attributable to Crestwood Equity Partners is allocated to the subordinated and limited partner unitholders based on their ownership percentage after giving effect to net income attributable to the Class A preferred units. We calculate basic net income per limited partner unit using the two-class method. Diluted net income per limited partner unit is computed using the treasury stock method, which considers the impact to net income attributable to Crestwood Equity Partners and limited partner units from the potential issuance of limited partner units.

We exclude potentially dilutive securities from the determination of diluted earnings per unit (as well as their related income statement impacts) when their impact on net income attributable to Crestwood Equity Partners per limited partner unit is anti-dilutive. During the three months ended March 31, 2016, we excluded a weighted-average of 6,212,256 common units (representing preferred units), a weighted-average of 438,789 common units (representing subordinated units), and a weighted-average of 19,262,780 common units (representing Crestwood Niobrara’s preferred units). See Note 9 for additional information regarding the potential conversion of our preferred units and Crestwood Niobrara’s preferred units to common units. There were no units excluded from our dilutive earnings per unit as we did not have any anti-dilutive units for the three months ended March 31, 2015.

Note 10—Earnings Per Limited Partner Unit

CEQP Reverse Split. On October 22, 2015, the board of directors of CEQP’s general partner approved a 1-for-10 reverse split on our common units, effective after the market closed on November 23, 2015. The units began trading on a split-adjusted basis on November 24, 2015. Pursuant to the reverse split, common unit holders received one common unit for every 10 common units owned with substantially the same terms and conditions of the common units prior to the reverse split. The accounting standards related to earnings per share requires an entity to earnings per share when a stock dividend or stock split occurs, and as such, the earnings per unit for the years ended December 31, 2014 and 2013 were adjusted to reflect the 1-for-10 reverse split.

Our net income (loss) attributable to Crestwood Equity is allocated to the subordinated and limited partner unitholders based on their ownership percentage after giving effect to net income attributable to the Class A preferred units. We calculate basic net income per limited partner unit using the two-class method. Diluted net income per limited partner unit is computed using the treasury stock method, which considers the impact to net income attributable to Crestwood Equity and limited partner units from the potential issuance of limited partner units.

We exclude potentially dilutive securities from the determination of diluted earnings per unit (as well as their related income statement impacts) when their impact on net income attributable to Crestwood Equity per limited partner unit is anti-dilutive. During the year ended December 31, 2015, we excluded a weighted-average of 1,547,060 common units (representing preferred units), a weighted-average of 438,789 common units (representing subordinated units), and a weighted-average of 2,760,794 common units (representing Crestwood Niobrara’s preferred units). See Note 12 for additional information regarding the potential conversion of our preferred units and Crestwood Niobrara’s preferred units to common units.